      FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA  94403-1906

September 14, 2011

(CIK #0001022804)

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

            RE:  Franklin Templeton Fund Allocator Series ("Registrant")

            File Nos. 333-13601 and 811-07851

Dear Sir or Madam:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), which is being filed under the Securities Act of 1933 (the “1933 Act”), as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act in order to register shares of a new series of the Registrant for public sale under the 1933 Act. The new series will be called Franklin Templeton Multi-Asset Real Return Fund (the "Fund"). The Fund will offer four share classes, Class A, Class C, Class R and Advisor Class.  The Amendment relates only to the Fund and does not otherwise delete, amend or supersede any information relating to any of the prospectuses or statements of additional information of the Registrant’s other series of shares.

The Fund will have an investment goal of real return, a total return in excess of the rate of inflation over a full inflation cycle.

The Fund uses a flexible allocation strategy that is diversified across asset classes, including global equities, global fixed income and commodities, and seeks total return that exceeds U.S. inflation over a full inflation cycle, typically 5 years.  The Fund is structured as a limited “fund-of-funds” meaning that it seeks to achieve its investment goal by investing its assets primarily in other mutual funds, predominantly other Franklin Templeton mutual funds.  The Fund also invests a portion of its assets in Treasury Inflation-Protected Securities (TIPS). The investment manager sub-contracts with a sub-advisor to manage the Fund’s assets invested in TIPS.

In addition, pursuant to Release No. 13768 under the 1940 Act, the Registrant believes that portions of the Amendment may be eligible for selective review because they are not substantially different from disclosure recently reviewed by the Staff of the Securities and Exchange Commission. The Staff recently reviewed an amendment to the Registrant’s registration statement that was filed pursuant to Rule 485(a)(1) under the 1933 Act on February 15, 2011, to describe a new investment path for the Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund (“February  Amendment”), Post-Effective Amendment No. 23/Accession No. 0001379491-11-000152.

Specifically, the following sections of the prospectus and statement of additional information included in the Amendment are substantially the same as the February  Amendment:

Prospectus:

•         “Your Account” section, including the sub-sections: “Choosing a Share Class,” “Buying Shares,” “Investor Services,” “Selling Shares,” “Exchanging Shares,” “Account Policies” and “Questions”

•         “For More Information” section

Statement of Additional Information:

•         “Officers and Trustees” section

•         “Fair Valuation and Liquidity”

•         “Proxy Voting Policies and Procedures”

•         “Portfolio Transactions”

•         “Buying and Selling Shares”

•         “The Underwriter”

•         “Performance”

•         “Miscellaneous Information”

•         “Description of Ratings”

In addition, such disclosures are substantially the same across all open-end funds within the Franklin Templeton Fund complex. The Registrant, therefore, respectfully requests your selective review of the Amendment to include only those sections of the Prospectus and Statement of Additional Information not included above.

Pursuant to Rule 485(a) (2) under the 1933 Act, the Amendment will become effective on December 1, 2011, which is at least seventy-five days after the filing. Please direct any questions or comments relating to this filing to me at (650) 312-2018.

Very truly yours,

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

 /s/ Steven J. Gray______

Steven J. Gray

Vice President and Assistant Secretary